Note 16 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of activity in borrowings [text block]
	2022	2021

Amortized cost – January 1	$5,916,956	$8,278,004
Accrued interest	401,286	436,996
Payment of interest	(266,320)	(302,157)
Principal amount repaid	(2,261,350)	(2,495,887)

Balance – December 31	3,790,572	5,916,956

Disclosure of detailed information about borrowings [text block]
	December 31, 2022	December 31, 2021

Current portion of term loan	$3,790,572	$2,478,838
Current portion of international loans	240,752	467,312

Total current borrowings	4,031,324	2,946,150

Non-current portion of term loan	-	3,438,118
Non-current portion of international loans	191,022	414,773

Total borrowings	4,222,346	6,799,041